Contingencies (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	R$ 8,314,826	R$ 7,931,818
Labor claims
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	6,082,336	6,048,462
Tax claims
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	992,205	812,400
Civil claims
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	579,145	693,188
Social security tax claims
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	125,338	91,824
Other lawsuits
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	R$ 535,802	R$ 285,944